Document and Entity Information	9 Months Ended
	Sep. 30, 2014	Nov. 20, 2014
Document And Entity Information
Entity Registrant Name	Advanced Cannabis Solutions, Inc.
Entity Central Index Key	0001477009
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulation
Trading Symbol	CANN
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		13,709,933
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014